Parent Company (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash Flows from Operating Activities
Net income	$ 1,192	$ 1,235	$ 1,331	$ 1,177	$ 1,062	$ 1,093	$ 1,017	$ 885	$ 4,935	$ 4,057	$ 2,130
Equity in net (income) loss of subsidiaries and affiliates:
Income (loss) from discontinued operations, net of tax	0	0	(36)	0	0	0	0	0	(36)	0	7
Gain on sale of securities									(16)	5	(225)
Net cash provided by operating activities									10,475	8,935	6,337
Cash Flows from Investing Activities
Purchase of premises and equipment, net of sales									(1,189)	(878)	(722)
Purchase of investments									(1,158)	(7,804)	(13,719)
Net cash provided by (used in) investing activities									(491)	(1,229)	(6,752)
Cash Flows from Financing Activities
Issuance of debt									13,982	5,918	6,697
Principal payments on long-term debt									(21,029)	(17,670)	(15,197)
Issuance of American Express Series A preferred shares and warrants									0	0	3,389
Issuance of American Express common shares and other									594	663	614
Repurchase of American Express Series A preferred shares									0	0	(3,389)
Repurchase of American Express stock warrants									0	0	(340)
Repurchase of American Express common shares									(2,300.0)	(590.0)	0
Dividends paid									(861)	(867)	(924)
Net cash used in financing activities									(1,384)	(8,084)	(4,647)
Net increase (decrease) in cash and cash equivalents									8,537	(243)	(5,055)
Cash and cash equivalents at beginning of year				16,356				16,599	16,356	16,599	21,654
Cash and cash equivalents at end of year	24,893				16,356				24,893	16,356	16,599
Parent Company [Member]
Cash Flows from Operating Activities
Net income									4,935	4,057	2,130
Equity in net (income) loss of subsidiaries and affiliates:
Continuing operations									(5,385)	(4,530)	(2,450)
Income (loss) from discontinued operations, net of tax									(36)	0	7
Dividends received from subsidiaries and affiliates									3,773	1,999	1,103
Gain on sale of securities									(15)	0	(211)
Other operating activities, primarily with subsidiaries									671	(39)	246
Net cash provided by operating activities									3,943	1,487	825
Cash Flows from Investing Activities
Sale/redemption of investments									20	9	361
Purchase of premises and equipment, net of sales									(35)	(32)	(20)
Loans to affiliates									(189)	(1,064)	2,665
Purchase of investments									(2)	(3)	0
Investments in affiliates									(18)	0	0
Net cash provided by (used in) investing activities									(224)	(1,090)	3,006
Cash Flows from Financing Activities
Issuance of debt									0	0	3,000
Principal payments on long-term debt									(400)	0	(505)
Short-term affiliate debt									(895)	0	0
Long-term affiliate debt									0	(15)	0
Issuance of American Express Series A preferred shares and warrants									0	0	3,389
Issuance of American Express common shares and other									594	663	614
Repurchase of American Express Series A preferred shares									0	0	(3,389)
Repurchase of American Express stock warrants									0	0	(340)
Repurchase of American Express common shares									(2,300.0)	(590.0)	0
Dividends paid									(861)	(867)	(924)
Net cash used in financing activities									(2,072)	(809)	1,845
Net increase (decrease) in cash and cash equivalents									1,647	(412)	5,676
Cash and cash equivalents at beginning of year				5,267				5,679	5,267	5,679	3
Cash and cash equivalents at end of year	$ 6,914				$ 5,267				$ 6,914	$ 5,267	$ 5,679